PAX WORLD FUNDS TRUST I

File No. 002-38679

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Pax World Funds Trust I (the “Trust”) that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the forms of prospectus and statement of additional information contained in the Trust’s post-effective amendment no. 66 under the Securities Act of 1933, as amended, the text of which was filed electronically on May 2, 2012.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 4th day of May, 2012.

PAX WORLD FUNDS TRUST I

/s/ Joseph F. Keefe
Joseph F. Keefe
President and Chief Executive Officer